Federated Hermes Mid-Cap Index Fund
Portfolio of Investments
July 31, 2021 (unaudited)
Shares			Value
	[1]	COMMON STOCKS—97.4%
		Communication Services—1.7%
1,051		Cable One, Inc.	$1,984,278
10,573	[2]	Cinemark Holdings, Inc.	164,199
22,975	[2]	Iridium Communications, Inc.	970,234
28,554		New York Times Co., Class A	1,250,094
53,524		Tegna, Inc.	948,445
20,692		Telephone and Data System, Inc.	462,466
19,611	[2]	TripAdvisor, Inc.	744,237
7,555		Wiley (John) & Sons, Inc., Class A	444,083
9,305		World Wrestling Entertainment, Inc.	459,481
14,315	[2]	Yelp, Inc.	535,381
		TOTAL	7,962,898
		Consumer Discretionary—14.4%
16,816	[2]	Adient PLC	708,458
27,261		American Eagle Outfitters, Inc.	939,687
12,175	[2]	AutoNation, Inc.	1,477,193
36,196		Block (H&R), Inc.	888,612
18,920	[2]	Boyd Gaming Corp.	1,078,440
14,259		Brunswick Corp.	1,488,640
20,684	[2]	Callaway Golf Co.	655,269
32,707	[2]	Capri Holdings Ltd.	1,841,731
8,733		Carter's, Inc.	853,563
5,357		Choice Hotels International, Inc.	642,304
5,415		Churchill Downs, Inc.	1,006,107
6,220		Columbia Sportswear Co.	619,636
2,990		Cracker Barrel Old Country Store, Inc.	407,178
11,931	[2]	Crocs, Inc.	1,620,349
29,294		Dana, Inc.	707,743
5,125	[2]	Deckers Outdoor Corp.	2,105,606
11,914		Dick's Sporting Goods, Inc.	1,240,724
10,636	[2]	Five Below, Inc.	2,067,851
23,291		Foot Locker, Inc.	1,328,985
7,631	[2]	Fox Factory Holding Corp.	1,232,712
47,033		Gentex Corp.	1,600,533
65,277	[2]	Goodyear Tire & Rubber Co.	1,025,502
738		Graham Holdings Co.	490,519
9,260	[2]	Grand Canyon Education, Inc.	855,346
29,939		Harley-Davidson, Inc.	1,186,183
3,630	[2]	Helen of Troy Ltd.	810,906
3,836		Jack in the Box, Inc.	417,587
11,659		KB HOME	494,808
29,985		Kohl's Corp.	1,523,238
9,092		Lear Corp.	1,590,918
5,546		Lithia Motors, Inc.	2,092,062
7,879	[2]	Marriott Vacations Worldwide Corp.	1,161,128
63,692	[2]	Mattel, Inc.	1,383,390
5,067		Murphy USA, Inc.	747,433
14,032	[2]	Nordstrom, Inc.	464,459

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Discretionary—continued
8,267	[2,3]	Ollie's Bargain Outlet Holding, Inc.	$769,658
6,679		Papa Johns International, Inc.	762,208
10,999		Polaris, Inc., Class A	1,441,639
6,000	[2]	PowerSchool Holdings, Inc.	110,700
3,115	[2]	RH	2,068,609
13,616	[2]	Scientific Games Corp.	840,243
32,632		Service Corp. International	2,039,174
9,185	[2]	Six Flags Entertainment Corp.	381,637
20,792	[2]	Skechers USA, Inc., Class A	1,116,115
1,887		Strategic Education, Inc.	149,620
26,010	[2]	Taylor Morrison Home Corp.	697,588
33,464		Tempur Sealy International, Inc.	1,447,987
14,791		Texas Roadhouse, Inc.	1,363,287
35,355		The Wendy's Co.	820,590
8,381		Thor Industries, Inc.	991,975
21,601		Toll Brothers, Inc.	1,280,291
6,108	[2]	TopBuild Corp.	1,238,031
19,947		Travel + Leisure Co.	1,033,255
32,441	[2]	Tri Pointe Homes, Inc.	782,477
14,151	[2]	Urban Outfitters, Inc.	526,134
5,665	[2]	Visteon Corp.	646,093
14,129		Williams-Sonoma, Inc.	2,143,369
5,924		Wingstop, Inc.	1,014,840
10,265	[2]	WW International, Inc.	315,546
17,071		Wyndham Hotels & Resorts, Inc.	1,230,136
16,660	[2]	YETI Holdings, Inc.	1,604,858
		TOTAL	65,570,860
		Consumer Staples—3.2%
24,998	[2]	BJ's Wholesale Club Holdings, Inc.	1,265,899
6,770		Casey's General Stores, Inc.	1,338,497
58,720	[2]	Coty, Inc. - CL A	512,626
34,183	[2]	Darling Ingredients, Inc.	2,361,020
12,005		Energizer Holdings, Inc.	514,414
36,087		Flowers Foods, Inc.	850,210
17,715	[2]	Grocery Outlet Holding Corp.	586,721
14,409	[2]	Hain Celestial Group, Inc.	575,063
12,187		Ingredion, Inc.	1,070,140
3,475		Lancaster Colony Corp.	687,598
10,182		Nu Skin Enterprises, Inc., Class A	546,672
7,189	[2]	Pilgrim's Pride Corp.	159,236
10,795	[2]	Post Holdings, Inc.	1,104,760
5,123		Sanderson Farms, Inc.	957,181
23,912	[2]	Sprouts Farmers Market, Inc.	587,757
1,533	[2]	The Boston Beer Co., Inc., Class A	1,088,430
11,559	[2]	TreeHouse Foods, Inc.	513,220
6,000	[2]	Zevia Pbc	79,860
		TOTAL	14,799,304
		Energy—2.0%
52,842		Antero Midstream Corp.	501,999
36,306	[2]	Championx Corp.	843,751
22,782		Cimarex Energy Co.	1,485,386

Shares			Value
	[1]	COMMON STOCKS—continued
		Energy—continued
44,286	[2]	CNX Resources Corp.	$535,861
18,309	[2]	DT Midstream, Inc.	776,302
53,309	[2]	EQT Corp.	980,352
81,705		Equitrans Midstream Corp.	671,615
21,777		HollyFrontier Corp.	640,244
18,021		Murphy Oil Corp.	391,236
42,276		Targa Resources, Inc.	1,780,242
18,612		World Fuel Services Corp.	641,370
		TOTAL	9,248,358
		Financials—14.4%
7,591		Affiliated Managers Group	1,202,718
2,595	[2]	Alleghany Corp.	1,720,744
12,676		American Financial Group, Inc.	1,603,387
28,769		Associated Banc-Corp.	569,626
19,778		BancorpSouth Bank	510,272
8,158		Bank of Hawaii Corp.	682,906
21,781		Bank OZK	886,705
21,055	[2]	Brighthouse Financial, Inc.	906,628
43,408		Brown & Brown	2,361,395
13,296		Cathay Bancorp, Inc.	503,520
14,501		CIT Group Holdings, Inc.	699,528
15,571		CNO Financial Group, Inc.	355,642
19,320		Commerce Bancshares, Inc.	1,366,504
10,296		Cullen Frost Bankers, Inc.	1,104,967
30,027		East West Bancorp, Inc.	2,136,421
22,291		Essent Group Ltd.	1,006,884
7,406		Evercore, Inc., Class A	979,073
7,292		FactSet Research Systems	2,605,286
18,286		Federated Hermes, Inc.	593,198
21,362		First American Financial Corp.	1,437,876
5,114		First Cash, Inc.	405,029
22,482		First Financial Bankshares, Inc.	1,098,021
91,629		First Horizon Corp.	1,415,668
78,271		FNB Corp. (PA)	896,986
33,458		Fulton Financial Corp.	512,577
17,933		Glacier Bancorp, Inc.	924,625
15,450		Hancock Whitney Corp.	675,320
8,437		Hanover Insurance Group, Inc.	1,146,588
26,947		Home Bancshares, Inc.	570,737
15,960		Interactive Brokers Group, Inc., Class A	987,286
11,519		International Bancshares Corp.	450,163
32,378		Janus Henderson Group PLC	1,354,696
36,379		Jefferies Financial Group, Inc.	1,207,419
12,095		Kemper Corp.	798,391
4,326		Kinsale Capital Group, Inc.	772,818
1,107	[2]	LendingTree, Inc.	216,109
4,269		Mercury General Corp.	259,683
79,943		MGIC Investment Corp.	1,106,411
45,277		Navient Corp.	925,009
91,798		New York Community Bancorp, Inc.	1,081,380
51,871		Old Republic International Corp.	1,279,139

Shares			Value
	[1]	COMMON STOCKS—continued
		Financials—continued
21,045		PacWest Bancorp	$838,012
13,879		Pinnacle Financial Partners, Inc.	1,243,697
7,300		Primerica, Inc.	1,067,406
13,615		PROG Holdings, Inc.	595,929
18,181		Prosperity Bancshares, Inc.	1,239,762
13,235		Reinsurance Group of America	1,458,232
7,886		RenaissanceRe Holdings Ltd.	1,204,113
7,102		RLI Corp.	769,715
23,124		SEI Investments Co.	1,405,939
10,777		Selective Insurance Group, Inc.	876,709
10,001	[3]	Signature Bank	2,269,927
72,064		SLM Corp.	1,356,965
38,222		Sterling Bancorp	829,800
19,175		Stifel Financial Corp.	1,275,905
33,036		Synovus Financial Corp.	1,351,172
10,235	[2]	Texas Capital Bancshares, Inc.	644,600
13,374		Trustmark Corp.	401,487
7,746		UMB Financial Corp.	725,026
29,778		Umpqua Holdings Corp.	561,911
19,568		United Bankshares, Inc.	675,879
73,511		Valley National Bancorp	947,557
15,057		Washington Federal, Inc.	485,889
21,196		Webster Financial Corp. Waterbury	1,019,528
13,618		Wintrust Financial Corp.	972,325
		TOTAL	65,534,820
		Health Care—10.5%
1,409	[2]	AbSci Corp.	40,128
20,441	[2]	Acadia Healthcare Co., Inc.	1,261,619
6,118	[2]	Amedisys, Inc.	1,594,473
22,232	[2]	Arrowhead Pharmaceuticals, Inc.	1,540,455
7,257		Bio-Techne Corp.	3,499,616
2,924		Chemed Corp.	1,391,883
9,308	[2]	Emergent BioSolutions, Inc.	613,397
18,282		Encompass Health Corp.	1,521,977
29,402	[2]	Envista Holdings Corp.	1,266,638
61,247	[2]	Exelixis, Inc.	1,032,012
14,076	[2]	Globus Medical, Inc.	1,170,701
6,132	[2]	Haemonetics Corp.	372,764
25,641	[2]	Halozyme Therapeutics, Inc.	1,059,743
15,956	[2]	HealthEquity Inc.	1,180,425
12,959		Hill-Rom Holdings, Inc.	1,794,303
3,945	[2]	ICU Medical, Inc.	801,979
12,800	[2]	Integra Lifesciences Corp.	926,592
11,119	[2]	Jazz Pharmaceuticals Plc.	1,884,893
7,081	[2]	LHC Group, Inc.	1,523,690
1,435	[2]	Ligand Pharmaceuticals, Inc., Class B	162,887
9,748	[2]	Livanova PLC	841,252
9,760	[2]	Masimo Corp.	2,658,526
4,997	[2]	Medpace Holdings, Inc.	879,172
11,922	[2]	Molina Healthcare, Inc.	3,254,825
21,770	[2,3]	Nektar Therapeutics	343,748

Shares			Value
	[1]	COMMON STOCKS—continued
		Health Care—continued
19,506	[2]	Neogen Corp.	$849,681
18,325	[2]	Neurocrine Biosciences, Inc.	1,708,073
9,666	[2]	NuVasive, Inc.	618,141
10,236		Patterson Cos., Inc.	318,647
5,615	[2,3]	Penumbra, Inc.	1,494,881
6,335	[2]	Progyny, Inc.	352,796
5,755	[2]	Quidel Corp.	814,160
28,125	[2]	R1 RCM, Inc.	602,156
9,876	[2]	Repligen Corp.	2,426,533
8,579	[2]	Staar Surgical Co.	1,097,426
18,637	[2]	Syneos Health, Inc.	1,671,180
23,388	[2]	Tenet Healthcare Corp.	1,680,194
8,231	[2]	United Therapeutics Corp.	1,497,466
		TOTAL	47,749,032
		Industrials—17.7%
6,512		Acuity Brands, Inc.	1,142,075
26,970	[2]	AECOM	1,698,031
13,485		AGCO Corp.	1,781,503
9,614	[2]	ASGN, Inc.	972,264
12,432	[2]	Avis Budget Group, Inc.	1,028,997
11,048	[2]	Axon Enterprise, Inc.	2,055,149
9,148		Brinks Co. (The)	704,030
34,081	[2]	Builders Firstsource, Inc.	1,516,604
4,497	[2]	CACI International, Inc., Class A	1,200,519
9,630		Carlisle Cos., Inc.	1,947,571
9,003	[2]	Clean Harbors, Inc.	855,285
23,289	[2]	Colfax Corp.	1,068,499
8,883		Crane Co.	863,694
8,101		Curtiss Wright Corp.	958,348
24,566		Donaldson Co., Inc.	1,626,024
8,811	[2]	Dycom Industries, Inc.	611,483
12,105		Emcor Group, Inc.	1,474,510
8,557		EnerSys, Inc.	844,234
25,727		Flowserve Corp.	1,082,849
11,067	[2]	Fluor Corp.	184,376
6,158	[2]	FTI Consulting, Inc.	897,221
4,274		GATX Corp.	394,276
31,430		Graco, Inc.	2,454,054
7,166		Healthcare Services Group, Inc.	187,033
16,564	[2]	Hexcel Corp.	901,413
10,520		Hubbell, Inc.	2,108,839
26,297	[2]	IAA Spinco Inc.	1,590,443
7,266		Insperity, Inc.	719,697
18,737		ITT Corp.	1,834,540
47,239	[2]	Jet Blue Airways Corp.	698,665
36,014	[2]	KAR Auction Services, Inc.	593,511
25,586		KBR, Inc.	990,178
17,081		Kennametal, Inc.	619,186
12,065	[2]	Kirby Corp.	698,684
24,134		Knight-Swift Transportation Holdings, Inc.	1,199,218
6,986		Landstar System, Inc.	1,096,802

Shares			Value
	[1]	COMMON STOCKS—continued
		Industrials—continued
6,367		Lennox International, Inc.	$2,097,481
10,905		Lincoln Electric Holdings	1,520,484
9,937		Manpower, Inc.	1,178,329
12,773	[2]	Mastec, Inc.	1,293,011
7,376	[2]	Mercury Systems, Inc.	486,816
10,322	[2]	Middleby Corp.	1,976,560
12,106		Miller Herman, Inc.	522,374
6,614		MSA Safety, Inc.	1,087,871
8,722		MSC Industrial Direct Co.	777,741
10,421		Nordson Corp.	2,356,501
33,143		nVent Electric PLC	1,047,650
14,823		OshKosh Truck Corp.	1,772,090
19,292		Owens Corning, Inc.	1,855,119
7,343		Regal Beloit Corp.	1,081,110
9,595		Ryder System, Inc.	730,659
8,618		Science Applications International Corp.	752,351
7,809		Simpson Manufacturing Co., Inc.	878,356
20,409	[2]	Stericycle, Inc.	1,439,855
26,267	[2]	SunRun, Inc.	1,391,363
18,391		Terex Corp.	881,297
10,601		Tetra Tech, Inc.	1,415,446
12,378		Timken Co.	984,051
22,345		Toro Co.	2,541,520
19,512	[2]	Trex Co., Inc.	1,894,615
7,196		Trinity Industries, Inc.	195,084
30,357	[2]	Univar, Inc.	744,961
3,823		Valmont Industries, Inc.	905,860
6,067		Watsco, Inc.	1,713,563
9,787		Werner Enterprises, Inc.	447,364
11,461		Woodward, Inc.	1,393,199
18,926	[2]	XPO Logistics, Inc.	2,624,847
		TOTAL	80,587,333
		Information Technology—14.2%
28,007	[2]	ACI Worldwide, Inc.	960,640
11,451		Alliance Data Systems Corp.	1,067,806
18,457		Amkor Technology, Inc.	454,781
13,644	[2]	Arrow Electronics, Inc.	1,617,769
13,178	[2]	Aspen Technology, Inc.	1,927,414
19,896		Avnet, Inc.	822,103
9,329		Belden, Inc.	457,121
6,400	[2]	Blackbaud, Inc.	456,512
13,600		Brooks Automation, Inc.	1,210,536
23,300		CDK Global, Inc.	1,118,167
7,148	[2]	Cerence, Inc.	768,482
22,376	[2]	Ceridian HCM Holding, Inc.	2,201,798
30,077	[2]	Ciena Corp.	1,748,677
13,600	[2]	Cirrus Logic, Inc.	1,123,224
6,981		CMC Materials, Inc.	1,009,732
33,954		Cognex Corp.	3,069,781
4,473	[2]	Coherent, Inc.	1,100,090
8,154	[2]	Commvault Systems, Inc.	616,361

Shares			Value
	[1]	COMMON STOCKS—continued
		Information Technology—continued
7,592	[2]	Concentrix Corp.	$1,243,038
19,500	[2]	Cree, Inc.	1,808,820
10,847	[2]	Envestnet, Inc.	816,020
5,880	[2]	Fair Isaac & Co., Inc.	3,080,591
13,294	[2]	First Solar, Inc.	1,143,816
32,479		Genpact Ltd.	1,617,779
16,677	[2]	II-VI, Inc.	1,164,221
7,697	[2]	j2 Global, Inc.	1,087,355
21,538		Jabil, Inc.	1,282,373
24,974	[2]	Lattice Semiconductor Corp.	1,417,275
4,468		Littelfuse, Inc.	1,188,443
13,970	[2]	LiveRamp Holdings, Inc.	558,940
17,054	[2]	Lumentum Holdings, Inc.	1,432,365
13,565	[2]	Manhattan Associates, Inc.	2,165,381
11,139		Maximus, Inc.	991,371
3,000	[2]	MeridianLink, Inc.	71,220
10,219		MKS Instruments, Inc.	1,598,660
25,929		National Instruments Corp.	1,143,728
29,618	[2]	NCR Corp.	1,315,039
13,343	[2]	NetScout Systems, Inc.	383,745
7,352	[2]	Paylocity Corp.	1,525,246
6,772	[2]	Qualys, Inc.	687,764
44,722	[2]	Sabre Corp.	527,272
13,045	[2]	SailPoint Technologies Holding	652,120
12,943	[2]	Semtech Corp.	801,301
8,771	[2]	Silicon Laboratories, Inc.	1,306,791
9,996	[2]	Solaredge Technologies, Inc.	2,593,762
6,359	[2]	Synaptics, Inc.	966,059
9,676		Synnex Corp.	1,156,669
21,238	[2]	Teradata Corp.	1,054,679
8,316		Universal Display Corp.	1,950,019
8,377	[2]	ViaSat, Inc.	415,834
27,059		Vishay Intertechnology, Inc.	598,816
33,240		Vontier Corp.	1,075,314
8,681	[2]	WEX, Inc.	1,647,046
32,347		Xerox Holdings Corp.	780,533
		TOTAL	64,980,399
		Materials—6.2%
12,118		Aptargroup, Inc.	1,562,253
10,828		Ashland Global Holdings, Inc.	921,138
16,364		Avient Corp.	793,981
9,951		Cabot Corp.	547,902
31,157		Chemours Co./The	1,035,970
76,550	[2,3]	Cleveland-Cliffs, Inc.	1,913,750
22,805		Commercial Metals Corp.	748,004
6,483		Compass Minerals International, Inc.	444,475
9,604		Eagle Materials, Inc.	1,357,237
4,302		Greif, Inc., Class A	260,787
8,121	[2]	Ingevity Corp.	689,798
23,198		Louisiana-Pacific Corp.	1,286,097
5,820		Minerals Technologies, Inc.	466,880

Shares			Value
	[1]	COMMON STOCKS—continued
		Materials—continued
683		Newmarket Corp.	$215,767
31,972		Olin Corp.	1,503,643
13,464		Reliance Steel & Aluminum Co.	2,115,868
12,798		Royal Gold, Inc.	1,555,213
24,306		RPM International, Inc.	2,104,657
6,531		Scotts Miracle-Gro Co.	1,155,726
7,585		Sensient Technologies Corp.	661,260
14,171		Silgan Holdings, Inc.	574,209
18,360		Sonoco Products Co.	1,171,184
34,243		Steel Dynamics, Inc.	2,206,961
52,837		United States Steel Corp.	1,399,124
32,918		Valvoline, Inc.	1,009,924
6,497		Worthington Industries, Inc.	415,613
		TOTAL	28,117,421
		Real Estate—9.8%
25,166		American Campus Communities, Inc.	1,266,102
28,744		Apartment Income REIT Corp.	1,513,084
65,664		Brixmor Property Group, Inc.	1,511,585
20,102		Camden Property Trust	3,003,038
8,362		Coresite Realty Corp.	1,155,712
22,750		Corporate Office Properties Trust	669,760
29,266		Cousins Properties, Inc.	1,162,446
23,805		Cyrusone, Inc.	1,696,582
31,565		Douglas Emmett, Inc.	1,054,271
7,309		EastGroup Properties, Inc.	1,287,992
14,965	[2]	EPR PPTYS	752,740
23,598		First Industrial Realty Trust	1,292,698
33,844		Healthcare Realty Trust, Inc.	1,078,947
20,625		Highwoods Properties, Inc.	983,606
30,069		Hudson Pacific Properties Inc.	819,681
22,209		JBG Smith Properties	724,680
10,794	[2]	Jones Lang LaSalle, Inc.	2,402,421
16,952		Kilroy Realty Corp.	1,174,265
18,489		Lamar Advertising Co.	1,970,927
14,124		Life Storage, Inc.	1,657,593
18,898		Macerich Co. (The)	308,037
100,726		Medical PPTYS Trust, Inc.	2,118,268
34,116		National Retail Properties, Inc.	1,667,249
13,859		National Storage Affiliates Trust	750,742
45,717		Omega Healthcare Investors, Inc.	1,658,613
34,463	[2]	Park Hotels & Resorts, Inc.	637,566
15,719		Pebblebrook Hotel Trust	353,520
43,045		Physicians Realty Trust	815,703
16,855		PotlatchDeltic Corp.	875,449
5,215		PS Business Parks, Inc.	801,389
25,009		Rayonier, Inc.	943,089
21,622		Rexford Industrial Realty, Inc.	1,330,185
43,321		Sabra Health Care REIT, Inc.	805,337
10,353	[3]	SL Green Realty Corp.	770,884
22,643		Spirit Realty Capital, Inc.	1,137,131
47,291		STORE Capital Corp.	1,711,461

Shares			Value
	[1]	COMMON STOCKS—continued
		Real Estate—continued
18,576		Urban Edge Properties	$352,944
21,319		Weingarten Realty Investors	686,259
		TOTAL	44,901,956
		Utilities—3.3%
10,501		Allete, Inc.	738,430
12,517		Black Hills Corp.	846,775
42,967		Essential Utilities, Inc.	2,110,539
25,683		Hawaiian Electric Industries, Inc.	1,113,101
9,983		Idacorp, Inc.	1,052,707
44,996		MDU Resources Group, Inc.	1,427,273
16,416		National Fuel Gas Co.	844,275
17,193		New Jersey Resources Corp.	662,274
10,270		Northwestern Corp.	636,637
31,510		OGE Energy Corp.	1,063,463
7,264		ONE Gas, Inc.	535,938
15,788		PNM Resources, Inc.	763,034
11,635		Southwest Gas Holdings, Inc.	813,636
10,350		Spire, Inc.	734,333
38,532		UGI Corp.	1,772,087
		TOTAL	15,114,502
		TOTAL COMMON STOCKS (IDENTIFIED COST $229,804,609)	444,566,883
		INVESTMENT COMPANIES—2.9%
1,938,322		Federated Hermes Government Obligations Fund, Premier Shares, 0.01%[4]	1,938,322
11,308,629		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.02%[4]	11,313,152
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $13,249,689)	13,251,474
		TOTAL INVESTMENT IN SECURITIES—100.3% (IDENTIFIED COST $243,054,298)	457,818,357
		OTHER ASSETS AND LIABILITIES - NET—(0.3)%[5]	(1,331,394)
		TOTAL NET ASSETS—100%	$456,486,963
At July 31, 2021, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures
2S&P MidCap 400 E-Mini Index	44	$11,874,280	September 2021	$321,663
The average notional value of long futures contracts held by the Fund throughout the period was 13,120,236. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”

Affiliated fund holdings are investment companies which are managed by the Manager or an affiliate of the Manager. Transactions with affiliated fund holdings during the period ended July 31, 2021, were as follows:
	Federated Hermes, Inc.	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Value as of 10/31/2020	$517,889	$1,077,921	$4,786,111	$6,381,921
Purchases at Cost	$—	$22,221,086	$143,882,433	$166,103,519
Proceeds from Sales	$(102,211)	$(21,360,685)	$(137,358,764)	$(158,821,660)
Change in Unrealized Appreciation/Depreciation	$143,747	N/A	$2,097	$145,844
Net Realized Gain/(Loss)	$33,773	N/A	$1,275	$35,048
Value as of 07/31/2021	$593,198	$1,938,322	$11,313,152	$13,844,672
Shares Held as of 07/31/2021	18,286	1,938,322	11,308,629	13,265,237
Dividend Income	$38,147	$404	$4,814	$43,365
*
All or a portion of the balance/activity for the fund relates to cash collateral on security lending transactions.
1
The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P MidCap 400 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $11,874,280 at July 31, 2021, which represents 2.6% of total net assets. Taking into consideration these open index futures contracts, the Fund’s effective total exposure to the S&P MidCap 400 Index is 100%.
2
Non-income-producing security.
3
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
Market Value of Securities on Loaned	Collateral Received
$1,890,959	$1,938,322
4
7-day net yield.
5
Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Manager”) and certain of the Manager’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2021, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
The following acronym is used throughout this portfolio:
REIT	—Real Estate Investment Trust